UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   19                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code:       (317) 917-7000

                               Timothy L. Ashburn
                             Chairman and President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             IMS CAPITAL VALUE FUND
                          IMS STRATEGIC ALLOCATION FUND
                            IMS STRATEGIC INCOME FUND


PROSPECTUS
_____________, 2004





8995 S.E. Otty Road
Portland, Oregon 97266
(800) 934-5550




The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

IMS CAPITAL VALUE FUND........................................................2

     Risk/Return Summary......................................................3

     How the Fund has Performed...............................................3

IMS STRATEGIC INCOME FUND.....................................................5

     Risk/Return Summary......................................................5

     How the Fund has Performed...............................................7

IMS STRATEGIC ALLOCATION FUND.................................................9

     Risk/Return Summary.....................................................10

     How the Fund has Performed..............................................11

FEES AND EXPENSES OF INVESTING IN THE FUNDS..................................13

HOW TO BUY SHARES............................................................14

HOW TO EXCHANGE SHARES.......................................................16

HOW TO REDEEM SHARES.........................................................17

DETERMINATION OF NET ASSET VALUE.............................................18

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.....................................19

TAX CONSIDERATIONS...........................................................19

MANAGEMENT OF THE FUNDS......................................................21

OTHER INVESTMENT INFORMATION.................................................21

FINANCIAL HIGHLIGHTS.........................................................23

PRIVACY POLICY...............................................................26

FOR MORE INFORMATION.........................................................27

                             IMS CAPITAL VALUE FUND
                               Risk/Return Summary

Investment Objective

         Long-term growth from capital appreciation, dividends and interest.

Principal Strategies

         The Fund invests primarily in the common stocks of mid-sized U.S. companies. The Fund's advisor, IMS Capital Management, Inc., employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength and other developments that may favorably affect a company's stock price, such as a new product or change in management. The advisor selects stocks based on value characteristics, however, the Fund will not invest in an undervalued stock until it also exhibits momentum characteristics.

         The advisor seeks to reduce risk through diversification and through the ownership of undervalued companies. Companies selected generally will have total market capitalization of $1 to $15 billion. These well capitalized, often globally diversified U.S. companies generally have the resources to weather negative business conditions successfully. The advisor believes mid-cap companies have the potential to deliver the best characteristics of small and large companies - the flexible, innovative, high-growth aspects of small companies and the proven management, products, liquidity and global diversification of large companies.

         Each stock in the Fund's portfolio must fall into one of the advisor's seven strategic focus areas: healthcare, technology, financial services, communications, entertainment & leisure, consolidating industries and historically defensive industries. The advisor believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the advisor carefully diversifies the Fund's holdings to ensure representation in all major industry sectors as defined by Standard & Poor's, Inc.

         The advisor employs a patient approach to the stock selection process, believing that most traditional value managers tend to purchase companies too early. The advisor believes that after a stock experiences a significant decline, it will tend to underperform the market during what the advisor terms its seasoning period, usually 18 to 24 months. Once an undervalued company that falls into one of the advisor's strategic focus areas has been researched and deemed attractive, and has seasoned, the advisor further delays the purchase until the company develops several positive momentum characteristics.

         The Fund will typically sell a security after it has exceeded the advisor's target sell price if the company also demonstrates that it may be losing its positive business momentum. A variety of conditions could result in the sale of a company before it has reached the advisor's target sell price. For example, a major industry-wide change, a significant change in the company's management or direction, or the emergence of a better opportunity within the same industry may result in the sale of a security.

Principal Risks of Investing in the Fund

|X| Volatility risk. The Fund invests primarily in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund's portfolio.

|X| Company Risk. In addition to general market volatility, the value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

|X| Mid Cap Risk. Stocks of mid-capitalization companies are more risky than stocks of larger capitalization companies. Mid-cap companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

|X| Value Risk. The Fund invests primarily in "value stocks." The market may not agree with the advisor's determination that a stock is undervalued, and the stock's price may not increase to what the advisor believes is its full value. It may even decrease in value.

|X| Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Fund's overall performance may suffer.

         As with any mutual fund investment, an investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.


         Is the Fund right for you?

The Fund may be a suitable investment for:
o Long-term investors seeking a fund with a value investment strategy. o Long-term investors seeking growth from capital appreciation, dividends and interest.
o Investors willing to accept price fluctuations in their investment. o Investors who can tolerate the risks associated with common stocks.


How the Fund has Performed

         The bar chart and performance table below show the variability of the IMS Capital Value Fund's returns, which is one indicator of the risks of investing in the Fund. On ___________, 2004, the Fund acquired the assets and liabilities of the IMS Capital Value Fund, a series of AmeriPrime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Fund is a continuation of the

 Predecessor Fund and, therefore, the bar chart shows changes in the Predecessor Fund's returns from year to year since the inception of the Predecessor Fund. The performance table shows how the Predecessor Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


                            Year-by-Year Total Return
                             For Periods Ended 12/31

12/31/98  12/31/99    12/31/00   12/31/01    12/31/02    12/31/03
13.24%     17.78%      -4.73%     18.75%      -11.14%     56.07%


         The Fund's year-to-date return as of June 30, 2004 ________ was ______%

During the period shown, the highest return for a quarter was 24.34% (2nd quarter, 2003); and the lowest return was -15.31% (3rd quarter 1998).



           Average Annual Total Returns for the periods ended 12/31/03




                                                                      One Year   Five Years        Since Inception1
       IMS Capital Value Fund (2)
          Return Before Taxes                                          56.07%      13.07%              13.09%
          Return After Taxes on Distributions(3)                       54.82%      11.54%              11.62%
          Return After Taxes on Distributions and
          Sale of Fund Shares(3)                                       34.59%      10.39%              10.48%
       Russell Mid Cap Value Index
       (reflects no deduction for fees, expenses, or taxes)            38.07%       8.73%              12.85%




1 Inception of the Predecessor Fund, August 5, 1996

2 Average annual total returns do not reflect the sales load, which was eliminated April 23, 2003.

3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                            IMS STRATEGIC INCOME FUND
                               Risk/Return Summary

Investment Objective

         Current income.

Principal Strategies

         The Fund's advisor, IMS Capital Management, has the flexibility to invest in a broad range of income producing securities in order to produce current income. During periods of historically low interest rates, the advisor intends to invest in securities with less sensitivity to interest rates than those held by the typical bond fund, such as high yield bonds and dividend paying common stock. During periods of historically high interest rates, the advisor intends to invest in securities with more sensitivity to interest rates than those held by the typical bond fund, such as investment-grade corporate bonds and long-term U.S. treasury bonds. Therefore, the advisor believes the Fund will exceed the performance of typical bond funds in both rising and falling interest rate environments.

         The Fund invests primarily in fixed income securities. The advisor will allocate the Fund's assets among different fixed income sectors based on its assessment of the relative risks and opportunities. The Fund may concentrate from time to time in different types of fixed income securities in an effort to obtain the highest available combination of current income and safety of principal. The fixed income securities in which the Fund invests will be primarily investment grade, and may be of any duration and maturity. Because the Fund is non-diversified, the Fund may take larger positions in a small number of companies than a diversified fund.

         At its discretion, the advisor will adjust the Fund's exposure to various types of securities while seeking to exploit opportunities and avoid risks in the market. In addition to bonds, the Fund may invest in other types of income producing securities such as dividend-paying common stocks, preferred and convertible preferred stocks, real estate investment trusts (REITs), open-end and closed-end mutual funds and cash equivalents.

         The advisor will analyze a security's structural features, current pricing, trading opportunities, and the credit quality of its issuer and selects investments that the advisor believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.


Principal Risks of Investing in the Fund

|X| Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of the income-producing instrument may decrease. This risk is greater for long-term debt securities than for short-term debt securities.

|X| Credit Risk. The Fund is also subject to credit risk, which is the possibility that an issuer of a security will default or become unable to meet its obligation. This risk is greater for securities that are rated below investment grade or that are unrated. Preferred stocks share some of the characteristics of both fixed income and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

|X| Volatility risk. To the extent the Fund invests in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

|X| Company Risk. In addition to general market volatility, the value of the Fund may decrease in response to the activities and prospects of an individual company in the Fund's portfolio.

|X| Real Estate Investment Trusts. To the extent the Fund invests in companies that invest in real estate, such as REITs, the fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate such as: decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

|X| Investment Company Securities. The Fund will invest in other investment companies, including closed end funds, bond funds, money market funds and exchange traded funds. The Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

|X| Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.

|X| Non-diversification Risk. An investment in a non-diversified fund entails greater price risk than an investment in a diversified fund. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.


         Is the Fund right for you?

The Fund may be a suitable investment for:

o Investors seeking a fund with current income.
o Investors seeking a fund offering the option of monthly dividends paid in cash.
o Investors seeking a fund with less sensitivity to interest rate changes than typical bond funds.
o Investors willing to accept the price and return fluctuations associated with a non-diversified fund. o Investors seeking to diversify their equity holdings with a portfolio consisting primarily of fixed income securities.

How the Fund has Performed

The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On ___________, 2004, the Fund acquired the assets and liabilities of the IMS Strategic Income Fund, a series of AmeriPrime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart shows changes in the Predecessor Fund's returns from year to year since the inception of the Predecessor Fund. The performance table shows how the Predecessor Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


Total Annual Return
For Period Ended 12/31/03

12/31/03
13.05%


         The Fund's year-to-date return as of June 30, 2004 ________ was ______%

During the period shown, the highest return for a quarter was 10.36% (2nd quarter, 2003); and the lowest return was -1.28% (3rd quarter 2003).

           Average Annual Total Returns for the periods ended 12/31/03




                                                                      One Year        Since Inception1
       IMS Strategic Income Fund
          Return Before Taxes                                          13.05%              16.46%
          Return After Taxes on Distributions(2)                       9.93%               13.70%
          Return After Taxes on Distributions and
          Sale of Fund Shares(2)                                       7.86%               11.80%
       Merrill Lynch U.S. Corporate Master Index
       (reflects no deduction for fees, expenses, or taxes)            8.31%               11.48%




1 Inception of the Predecessor Fund, November 1, 2002

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          IMS STRATEGIC ALLOCATION FUND
                               Risk/Return Summary
Investment Objective

         Long-term growth from capital appreciation, dividends and interest.

Principal Strategies

         Based on its assessment of various segments of the market, the advisor will shift the Fund's assets among four broad classes: equities, fixed income, companies that invest in real estate (such as REITs) and cash equivalents. At its discretion, the advisor will also vary the Fund's exposure to value, growth, small-cap, mid-cap and large-cap stocks. The Fund's assets are allocated among asset classes, investment styles and market capitalizations based on the advisor's assessment of the relative opportunities and risks of each category. The allocation is dynamic and will change as the advisor attempts to exploit opportunities and avoid risks in the markets. The Fund may invest in a broad array of securities in order to achieve its investment objectives:

        o Equities, such as common stocks, preferred stocks, REITs and other investment companies and exchange traded funds that invest in equity securities

        o Fixed Income Securities, such as bonds and other debt instruments, including other investment companies that invest in fixed income securities

        o Cash Equivalents, such as short term fixed income securities and money market mutual funds

         Under normal circumstances, the Fund's assets will be primarily invested in U.S. equities covering the following seven categories: large-cap value, mid-cap value, small-cap value, large-cap growth, mid-cap growth, small-cap growth and international stocks. The advisor has the discretion to hold up to 50% in fixed income securities, up to 25% in REITs and up to 25% in cash equivalents. The fixed income securities in which the Fund invests will be primarily investment grade, and may be of any duration and maturity.

         The Fund's advisor, IMS Capital Management, Inc., employs a selection process and an asset allocation model designed to produce a portfolio of securities that has the potential to produce superior long-term returns. Securities are selected based on the advisor's assessment of the capital appreciation, dividend and interest payments expected from the security. Because the Fund is non-diversified, the Fund may take larger positions in a small number of companies than a diversified fund.

Principal Risks of Investing in the Fund

|X| Allocation Strategy Risk. The asset allocation strategy involves the risk that the advisor may not correctly predict the right times to shift the Fund's assets from one type of asset class, investment style or market capitalization to another.

|X| Volatility Risk. The Fund invests primarily in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

|X| Company Risk. In addition to general market volatility, the value of the Fund may decrease in response to the activities and prospects of an individual company in the Fund's portfolio.

|X| Mid/Small Cap Risk. Small-cap companies and mid-cap companies have earnings and prospects that are more volatile than larger companies. These companies may experience higher failure rates than do larger companies. The trading volume of the securities of these companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

|X| Real Estate Investment Trusts. To the extent the Fund invests in companies that invest in real estate, such as REITs, the fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate such as: decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

|X| Interest Rate Risk. The Fund may fluctuate in value based upon changes in interest rates and market conditions. As interest rates rise, the value of the income-producing instruments may decrease. This risk is greater for long-term debt securities than for short-term debt securities.

|X| Credit Risk. The Fund is also subject to credit risk, which is the possibility that an issuer of a security will default or become unable to meet its obligation. Preferred stocks share some of the characteristics of both fixed income and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

|X| Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.

|X| Non-diversification Risk. An investment in a non-diversified fund entails greater price risk than an investment in a diversified fund. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

|X| Investment Company Securities. The Fund will invest in other investment companies, including money market funds and exchange traded funds. The Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company or exchange traded fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative.



Is the Fund right for you?

The Fund may be a suitable investment for:

o Investors who want exposure to a broad range of asset classes within the convenience of a single fund.
o Investors who want to hire a professional to shift their assets between different types of investments as market conditions change.
o Investors willing to accept price fluctuations.
o Investors who can tolerate the risks associated with equities, REITs and fixed income securities.
o Long-term investors seeking growth from capital appreciation, dividends and interest.


How the Fund has Performed

         The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On ___________, 2004, the Fund acquired the assets and liabilities of the IMS Strategic Allocation Fund, a series of AmeriPrime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart shows changes in the Predecessor Fund's returns from year to year since the inception of the Predecessor Fund. The performance table shows how the Predecessor Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


Total Annual Return
For Period Ended 12/31/03

12/31/03
25.35%



         The Fund's year-to-date return as of June 30, 2004 ________ was ______%

During the period shown, the highest return for a quarter was 16.43% (2nd quarter, 2003); and the lowest return was -6.11% (1st quarter, 2003).

           Average Annual Total Returns for the periods ended 12/31/03



                                                                      One Year        Since Inception1
       IMS Strategic Income Fund
          Return Before Taxes                                          25.32%              17.79%
          Return After Taxes on Distributions(2)                       24.85%              17.46%
          Return After Taxes on Distributions and
          Sale of Fund Shares(2)                                       15.41%              14.12%
       S&P 500 Index
       (reflects no deduction for fees, expenses, or taxes)            28.66%              20.56%




1 Inception of the Predecessor Fund, November 1, 2002

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                   FEES AND EXPENSES OF INVESTING IN THE FUNDS


         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.



       Shareholder Fees                                        Capital              Strategic         Strategic Income Fund
                                                              Value Fund         Allocation Fund
       (fees paid directly from your investment)
       Maximum Sales Charge (load) Imposed on Purchases          NONE                 NONE                     NONE
       Maximum Deferred Sales Charge (load)                      NONE                 NONE                     NONE
       Redemption Fee1                                          0.50%                 0.50%                   0.50%

        Annual Fund Operating Expenses                          Capital             Strategic        Strategic Income Fund
                                                              Value Fund         Allocation Fund
        (expenses deducted from Fund assets)
        Management Fees                                          1.26%                1.26%                  1.26%
        Distribution (12b-1) Fees                                NONE                 NONE                   NONE
        Other Expenses                                           0.79%                3.49%                  0.88%
        Total Annual Fund Operating Expenses                     2.05%                4.75%                  2.14%
        Fee Waiver and Expense Reimbursement2                    0.57%                2.79%                  0.18%
        Net Expenses (after fee waiver and expense               1.48%                1.96%                  1.96%
        reimbursement)




1 If you redeem your shares within 90 days of purchase you will be charged a 0.50% redemption fee. However, there is no redemption fee if you redeem your shares after the 90-day period. Exceptions may be granted to shareholders at the discretion of the investment adviser. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The advisor contractually has agreed to reimburse expenses of each Fund to maintain total expenses, (excluding brokerage costs, borrowing costs (such as dividends and interest expense on securities sold short), taxes and extraordinary expenses, at 1.48% of net assets with respect to the Capital Value Fund, and 1.96% with respect to the Strategic Allocation Fund and the Strategic Income Fund through the fiscal year ending June 30, 2006. With respect to the Strategic Allocation Fund and the Strategic Income Fund, any waiver or reimbursement of organizational or operating expenses by the advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which such waiver or reimbursement occurs, if the Fund is able to make the payment without exceeding the above-described expense limitations.

Example:

         The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual funds prospectuses: a $10,000 initial investment for the time periods indicted, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursements reflected in the first three years), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

------------- ----------------------- ------------------------ -----------------
                      Capital                Strategic                Strategic
                     Value Fund            Allocation Fund           Income Fund
------------- ----------------------- ------------------------ -----------------
1 Year                  $151                    $199                     $199
------------- ----------------------- ------------------------ -----------------
3 Years                 $529                    $909                     $634
------------- ----------------------- ------------------------ -----------------
5 Years                 $995                  $1,923                   $1,115
------------- ----------------------- ------------------------ -----------------
10 Years              $2,285                  $4,479                   $2,443
------------- ----------------------- ------------------------ -----------------

                                HOW TO BUY SHARES


         To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: when you open an account with us, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

Initial Purchase

         The minimum initial investment in each Fund is $5,000 ($2,000 for IRAs). The advisor may waive these minimums at its discretion, including for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

     By Mail

         You may make your initial investment by following these steps:

                o Complete and sign the investment application form that
                  accompanies this Prospectus;

                o Draft a check (subject to the minimum amounts) made payable to the appropriate Fund;

                o The initial check should have the same address as the
                  application;

                o Mail the application and check to:

     U.S. Mail: Overnight:

     IMS FUNDS                                   IMS FUNDS
     c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
     P.O. Box 6110                               431 North Pennsylvania Street
     Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204

     By Wire

         You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (800) 934-5550 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         Huntington National Bank
         ABA #_______________
         Attn: IMS FUNDS
         D.D.A.# ______________
         Account Name  ______________(Write in shareholder name)
         For the Account # _______________(Write in account number)

         You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

                  Additional Investments

         Minimum subsequent investments are $100. You may purchase additional shares of the Funds, at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

-      your name                    -      the name of your account(s)
-      your account number(s)       -      a check made payable to IMS  Funds

         Checks should be sent to the IMS Funds at the address listed in the "How to Buy Shares" section. Please designate the Fund(s) in which you are investing. A bank wire should be sent as outlined under the heading "Initial Purchase -- By Wire" in this prospectus.

                  Automatic Investment Plan

         You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

                  Tax Sheltered Retirement Plans

     Since the Funds are oriented to longer-term investments, the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans

("IRAs"); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodian fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

                  Other Purchase Information

         The Funds may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

         Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. Each Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                             HOW TO EXCHANGE SHARES


         You may exchange your shares of one IMS Fund for shares of another IMS Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call the transfer agent at (800) 934-5550 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above in the "How to Buy Shares" section. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed based on the next determined net asset value ("NAV") as of the close of business on the same day.


         An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

         Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the Fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

                              HOW TO REDEEM SHARES

         You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodian charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.
         By Mail - you may redeem any part of your account in the Funds at no charge by mail. Your request should be addressed to:

   U.S. Mail: Overnight:

   IMS FUNDS                                    IMS FUNDS
   c/o Unified Fund Services, Inc.              c/o Unified Fund Services, Inc.
   P.O. Box 6110                                431 North Pennsylvania Street
   Indianapolis, Indiana 46206-6110             Indianapolis, Indiana 46204

         Your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address, and the dollar amount or numbers of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (800) 934-5550 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to ensure proper authorization.

         By Telephone - you may redeem any part of your account (up to $25,000) in the Funds by calling the transfer agent at (800) 934-5550. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Funds or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption, please call the transfer agent at (800) 934-5550. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Funds incur bank charges because you request that a Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Funds may suspend redemptions or postpone payment dates.


Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of each Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE


         The price you pay for your shares is based on the applicable Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of the shares outstanding.

         Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the advisor at their fair value, according to procedures approved by the Board of Trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

      Dividends and Distributions. Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. The Strategic Income Fund will distribute its net investment income monthly. The Value Fund and the Strategic Allocation Fund expect that their distributions will consist primarily of capital gains. The Strategic Income Fund expects that their distributions will consist primarily of income.

      Taxes. Investment income distributed by a Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described in the table below. However, as discussed below, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains to non-corporate taxpayers. Dividends normally will be distributed by the Fund on an annual basis.

      The Funds typically distributes net capital gains to shareholders once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

      Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the applicable Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

      You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                         Tax Status

Qualified dividend income                   Generally maximum 15% on non-
                                            corporate taxpayers

Net short-term capital gain distributions   Ordinary income rate

Net long-term capital gain distributions    Generally maximum 15% on non-
                                            corporate taxpayers*

Sales of shares                             Gains taxed at generally maximum 15%
(including redemptions) owned               on non-corporate taxpayers*
more than one year

Sales of shares                             Gains are taxed at the same rate as
(including redemptions) owned               ordinary income; losses are subject
for one year or less                        to special rules


*For gains realized between May 6, 2003 and December 31, 2008.

      Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

      If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUNDS

     IMS Capital Management, Inc., 8995 S.E. Otty Road, Portland, Oregon 97266, serves as investment advisor to the Funds. IMS Capital Management, Inc. is an independent investment advisory firm that has been managing equity and fixed income portfolios for a select group of clients since 1988. The advisor currently manages accounts for institutions, retirement plans, individuals, trusts and small businesses, both taxable and non-taxable.

         Carl W. Marker has been primarily responsible for the management of each Fund since inception. Mr. Marker has served as the advisor's chairman, president and primary portfolio manager since 1988, and began privately managing individual portfolios in 1981. Mr. Marker, who graduated from the University of Oregon, previously worked for divisions of both General Motors and Mercedes-Benz as a financial systems analyst before founding IMS Capital Management, Inc.

         Arthur Nunes joined IMS Capital Management as co-portfolio manager of the IMS Strategic Allocation Fund in June, 2003. Mr. Nunes has over 20 years of experience providing portfolio management and financial advisory services. From March 1995 to May 2003, Mr. Nunes was employed as a portfolio manager with RBC Dain Rauscher. Mr. Nunes earned a Bachelor of Science degree in Engineering from Ohio State University, and a Certified Financial Planner (CFP) designation in 1987.

         For its advisory services, each Fund pays the advisor a fee equal to 1.26% of its average daily net assets. The advisor contractually has agreed to reimburse expenses of each Fund to maintain total Fund expenses, excluding brokerage costs, borrowing costs (such as dividends and interest expense on securities sold short), taxes and extraordinary expense, at 1.48% of net assets with respect to the Capital Value Fund, and 1.96% with respect to the Strategic Allocation Fund and the Strategic Income Fund through June 30, 2006. With respect to the Strategic Allocation Fund and the Strategic Income Fund, any waiver or reimbursement of organizational or operating expenses by the advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which such waiver or reimbursement occurs, provided the Fund is able to make the payment without exceeding the above-described expense limitations.

         The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


                          OTHER INVESTMENT INFORMATION
General

         Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Funds generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.

The investment objective and strategies of each Fund may be changed without shareholder approval.

Real Estate Investment Trusts

         A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those that purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Real estate-related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

Exchange Traded Funds.

         The Fund may invest in exchange-traded funds including S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRs, iShares, streetTRACKS, HOLDRs and other security baskets. SPDRs are exchange traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. There are other exchange traded funds, such as iShares and streetTracks, that own the stocks in various sector indexes. HOLDRs are a fixed basket of approximately twenty stocks of companies in a particular industry, sector or other group. These groups include biotech, business-to-business, internet, pharmaceutical, retail and telecommunications HOLDRs, among others.

         The Fund may also invest in various sector exchange traded funds such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

                              FINANCIAL HIGHLIGHTS

         The following tables are intended to help you better understand the financial performance each Fund's Predecessor Fund. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with each Predecessor Fund's financial statement, is included in the each Predecessor Fund's annual report, which is available upon request.

                                                        IMS Capital Value Fund
                                                         Financial Highlights


                                           Six Months
                                             ended             Year        Year        Year        Year       Period         Year
                                          December 31,        ended        ended       ended       ended       ended         ended
                                             2003           June 30,     June 30,    June 30,    June 30,    June 30,    October 31,
                                          (Unaudited)          2003        2002        2001        2000        1999    (a)   1998
                                          -------------      ---------    --------    --------    --------    --------      --------

Selected Per Share Data

Net asset value, beginning of period       $    14.05         $  11.93     $ 13.87     $ 13.91     $ 14.56    $  11.28      $ 12.06
                                          -------------      ---------    --------    --------    --------    --------      --------
Income from investment operations

  Net investment income (loss)                  (0.05)           (0.04)       0.04       (0.05)      (0.05)          -        (0.06)
  Net realized and unrealized gain
      (loss)                                     3.23             2.21       (0.19)       0.50        0.88        3.28         0.12
                                          -------------      ---------    --------    --------    --------    --------      --------
Total from investment operations
                                                 3.18             2.17       (0.15)       0.45        0.83        3.28         0.06
                                          -------------      ---------    --------    --------    --------    --------      --------
Less Distributions to shareholders:

  From net investment income                        -            (0.03)          -           -           -           -        (0.03)
  From net realized gain                        (0.48)               -       (1.79)      (0.49)      (1.48)          -        (0.81)
  From return of capital                            -            (0.02)          -           -           -           -            -
                                          -------------      ---------    --------    --------    --------    --------      --------
Total distributions                             (0.48)           (0.05)      (1.79)      (0.49)      (1.48)          -        (0.84)
                                          -------------      ---------    --------    --------    --------    --------      --------



Net asset value, end of period             $    16.76         $  14.05     $ 11.93     $ 13.87     $ 13.91    $ 14.56       $11.28
                                          =============      =========    ========    ========    ========    ========      ========

Total Return                                    22.74%  (b)      18.28%      -1.05%       3.72%       6.39%     29.08%  (b)   2.27%

Ratios and Supplemental Data

Net assets, end of period (000)            $   57,312          $31,405     $17,144     $11,488     $11,585    $11,608      $11,524
Ratio of expenses to average net
assets                                           1.59%            1.59%       1.59%       1.59%       1.59%      1.59%  (c)   1.73%
Ratio of expenses to average net
assets

   before waiver & reimbursement                 1.68%            2.05%       2.23%       2.28%       2.08%      2.50%  (c)   2.34%
Ratio of net investment income to

   average net assets                           (0.60)%          (0.34)%      0.29%      (0.39)%     (0.36)%    (0.04)% (c)  (0.53)%
Ratio of net investment income to
   average net assets before
waiver                                          (0.69)%          (0.79)%     (0.35)%     (1.09)%     (0.84)%    (0.95)% (c)  (1.14)%
   & reimbursement

Portfolio turnover rate                         16.17%           44.72%      33.40%      77.87%      75.69%     45.19%       81.74%


(a) For the period November 1, 1998 through June 30, 1999.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

                                            IMS Strategic Allocation Fund
                                                  Financial Highlights

                                            Six Months ended
                                            December 31, 2003    Period ended
                                              (Unaudited)       June 30, 2003(a)

                                          --------------------  ----------------


Selected Per Share Data

Net asset value, beginning of period       $      10.56          $    10.00
                                          --------------------  ----------------

Income from investment operations

  Net investment income (loss)                    (0.06)              (0.05)
  Net realized and unrealized gain (loss)          1.59                0.61
                                          --------------------  ----------------
Total from investment operations                   1.53                0.56
                                          --------------------  ----------------

Less Distributions to shareholders:

  From net investment income                          -                   -
  From net realized gain                          (0.11)                  -
                                          -------------------   ----------------
Total distributions                               (0.11)                  -
                                          -------------------   ----------------
et asset value, end of period               $     11.98           $   10.56
                                          ===================   ================


Total Return (b)                                  14.64%               5.60%

Ratios and Supplemental Data

Net assets, end of period (000)             $    10,530           $   3,900

Ratio of expenses to average net assets (c)        1.96%               1.96%


Ratio of expenses to average net assets
   before waiver & reimbursement (c)               2.65%               4.75%

Ratio of net investment income to
   average net assets (c)                         (1.09)%              0.85%

Ratio of net investment income to
   average net assets before waiver
   & reimbursement (c)                            (1.78)%             (3.65)%

Portfolio turnover rate                           43.45%             226.36%


(a) For the period November 5, 2002 (Commencement of operations) through June 30, 2003.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

                                               IMS Strategic Income Fund
                                                 Financial Highlights

                                          Period ended
                                          Feb. 29, 2004         Period ended
                                            (Unaudited)       Aug. 31, 2003 (a)
                                       -------------------   -----------------

Selected Per Share Data

Net asset value, beginning of period     $   11.10             $    10.00
                                       -------------------   -----------------

Income from investment operations

  Net investment income (loss)                0.37                   0.61
  Net realized and unrealized gain (loss)    (0.04)                  1.00
                                       -------------------   -----------------
Total from investment operations              0.33                   1.61
                                       -------------------   -----------------

Less Distributions to shareholders:

  From net investment income                 (0.40)                 (0.51)
  From net realized gain                     (0.02)                  0.00
                                       -------------------   -----------------
Total distributions                          (0.42)                 (0.51)
                                       -------------------   -----------------

Net asset value, end of period           $   11.01                  11.10
                                       ===================   =================


Total Return (b)                              3.03%                 16.31%

Ratios and Supplemental Data

Net assets, end of period (000)          $  45,033             $   27,580

Ratio of expenses to average net assets (c)   1.60%                  1.96%

Ratio of expenses to average net assets
   before waiver & reimbursement (c)          1.60%                  2.14%

Ratio of net investment income to
   average net assets (c)                     6.70%                  6.77%

Ratio of net investment income to
   average net assets before waiver
& reimbursement (c)                           6.70%                  6.58%

Portfolio turnover rate                      50.51%                 18.01%

(a) For the period November 5, 2002 (commencement of operations) to August 31, 2003.
(b) For periods of less than a full year, total return is not annualized.
(c)  Annualized.

                                 PRIVACY POLICY
         The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         Categories of Information the Funds Collect

         The Funds collect the following nonpublic personal information about you:

         Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

         Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Funds Disclose

         The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security

         The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION
         Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on the Funds' policies and operations. Annual and semi-annual reports contain additional information about the Funds' investments. In each Fund's annual report, you will find management's discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         Call the Funds at (800) 934-5550 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.




Investment Company Act #811-21237

                             IMS CAPITAL VALUE FUND
                          IMS STRATEGIC ALLOCATION FUND
                            IMS STRATEGIC INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                              ______________, 2004


      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the IMS Funds dated _________, 2004. This SAI incorporates by reference the IMS Capital Value Fund's and the IMS Strategic Allocation Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2003, and the IMS Strategic Income Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2003 ("Annual Reports"). A free copy of the Prospectus or Annual Reports can be obtained by writing the Transfer Agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 934-5550.

                                TABLE OF CONTENTS
                                                                            PAGE

DESCRIPTION OF THE TRUST AND FUNDS............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........3

INVESTMENT LIMITATIONS.......................................................10

THE INVESTMENT ADVISOR.......................................................12

TRUSTEES AND OFFICERS........................................................14

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................15

DETERMINATION OF NET ASSET VALUE.............................................17

STATUS AND TAXATION OF THE FUNDS.............................................18

INVESTMENT PERFORMANCE.......................................................20

CUSTODIAN....................................................................23

FUND SERVICES................................................................23

ACCOUNTANTS..................................................................24

DISTRIBUTOR..................................................................24

PROXY VOTING POLICIES........................................................24

FINANCIAL STATEMENTS.........................................................25

DESCRIPTION OF THE TRUST AND FUNDS

      IMS Capital Value Fund (the "Value Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on June 6, 2004. IMS Strategic Allocation Fund (the "Strategic Allocation Fund") and the IMS Strategic Income Fund (the "Strategic Income Fund" and collectively with the Value Fund and the Strategic Allocation Fund, the "Funds") were organized as non-diversified series of the Trust on June 6, 2004. Each of the Value Fund, Allocation Fund and the Income acquired all the assets of the IMS Capital Value Fund, the IMS Strategic Allocation Fund and the IMS Strategic Income Fund, respectively, each a series of AmeriPrime Funds on June 6, 2004 (each a "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund to the Value Fund was organized on July 25, 1996 and commenced operations on August 5, 1996. The Predecessor Fund to each of the Strategic Allocation Fund and the Strategic Income Fund were organized on September 30, 2002 and commenced operations on November 5, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The Funds' advisor is IMS Capital Management, Inc. (the "Advisor").

      The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Funds is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

         As of __________, 2004, the following persons are the owners of record of five percent (5%) or more of the Value Fund: ____________________. As of __________, 2004,
the following persons are the owners of record of five percent
(5%) or more of the Strategic Allocation Fund: _____________________. As of __________, 2004, the following persons are the owners of record of five percent (5%) or more of the Strategic Income Fund: ______________.

     As of __________, 2004, the officers and trustees as a group own less than 1% of each of the Funds.

      For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of the Funds' assets, see "Determination of Net Asset Value" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

         A. Equity Securities. Equity securities include common stock, American Depositary Receipts (ADRs), preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Value Fund may invest up to 5% of its net assets at the time of purchase in convertible preferred stock, convertible debentures, rights or warrants. The Value Fund reserves the right to invest in foreign stocks, through the purchase of American Depositary Receipts, provided the companies have substantial operations in the U.S. and do not exceed 5% of the Fund's net assets. The Strategic Allocation Fund may invest between 5% and 10% of its assets in ADRs.

         Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. The

Advisor expects that generally the preferred stocks in which a Fund invests will be rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

         Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

         Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange-traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. Exchange-traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange-traded shares as they become available.

         B. American Depositary Receipts. American Depositary Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         C. Covered Call Options. Each Fund may write (sell) covered call options on common stocks in the Fund's portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

         D. Loans of Portfolio Securities. The Funds may make short and long term loans of portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter that the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

         E. Purchases of Options. Up to 10% of each Fund's net assets may be invested in purchases of put and call options involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

      The purchase of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.

         F. Repurchase Agreements. The Funds may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations")

(which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with Huntington National Bank (the Funds' custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

         G. Fixed Income Securities. Although the Value Fund intends to invest primarily in U.S. common stocks, the Advisor reserves the right, during periods of unusually high interest rates or unusual market conditions, to invest in fixed income securities for preservation of capital, total return and capital gain purposes, if the Advisor believes that such a position would best serve the Fund's investment objective. The Strategic Allocation Fund may invest up to 50% of its assets in fixed income securities, and the Strategic Income Fund will invest primarily in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

      Corporate Debt Securities - Each Fund may invest in corporate debt securities. These are bonds, notes, debentures and investment certificates issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Advisor considers corporate debt securities to be of investment-grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Fund's advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds will not invest in securities rated below investment grade unless the Fund's advisor determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

      Municipal Securities - Each Fund may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. Each Fund may invest in other municipal securities such as variable rate demand instruments.

      The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

      The Advisor considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Manager (or the Fund's advisor) to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds may invest in securities rated below investment grade.

      U.S. Government Securities - Each Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      Mortgage-Backed Securities - Each Fund may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

      Collateralized Mortgage Obligations (CMOs) - Each Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity that issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

      Zero Coupon and Pay in Kind Bonds - Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

      The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

      Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

      Financial Service Industry Obligations - Financial service industry obligations include among others, the following:

         (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

         (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      Asset-Backed and Receivable-Backed Securities - The Strategic Income Fund may invest in asset-backed securities. These securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments that shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Strategic Income Fund will not invest more than 5% of its net assets in asset-backed or receivable-backed securities.


INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of a Fund means the lesser of
(1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized.

         2. Senior Securities. Each Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this SAI.

         3. Underwriting. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. Each Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that have a significant portion of their assets in real estate.

         5. Commodities. Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         8. Diversification. With respect to the IMS Capital Value Fund, the Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see "Investment Restrictions
- Fundamental" above).

         1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. A Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Funds will not invest in reverse repurchase agreements.

         3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options and other permitted investments and techniques.

         4. Short Sales. The Funds will not effect short sales.

         5. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this SAI.

         6. Illiquid Investments. The Funds may not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

         7. 80% Investment Policy. Under normal circumstances, at least 80% of the IMS Strategic Income Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in income producing securities including fixed income securities and dividend paying equity securities. The Fund will not change its policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

THE INVESTMENT ADVISOR

     The Funds' investment advisor is IMS Capital Management, Inc. (the "Advisor"), 8995 S.E. Otty Road, Portland, Oregon 97266. Carl W. Marker may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the corporation.

      Under the terms of the management agreements (the "Agreements"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.48% of net assets with respect to the Value Fund, and 1.96% of net assets with respect to the Strategic Allocation Fund and the Strategic Income Fund, through October 31, 2006. In the case of the Strategic Income Fund and the Strategic Allocation Fund, the Advisor has also agreed to reimburse organizational expenses. Any waiver or reimbursement of organizational or operating expenses of the Strategic Allocation Fund or the Strategic Income Fund by the Advisor is subject to repayment by the applicable Fund in the first, second and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs, if the Fund is able to make the payment without exceeding the above-described expense limitations.

------------------ -------------------------- ------------------------------------- ---------------------------------
  Advisory Fees     IMS Capital Value Fund       IMS Strategic Allocation Fund               IMS Strategic
      Paid         Fiscal Year Ended June 30    For the period November 5, 2002               Income Fund
                                                  (commencement of operations)      For the period November 5, 2002
                                                        through June 30                 through August 31, 2003
------------------ -------------------------- ------------------------------------- ---------------------------------
2001                       $144,169                           N/A                                 N/A
------------------ -------------------------- ------------------------------------- ---------------------------------
2002                       $170,884                           N/A                                 N/A
------------------ -------------------------- ------------------------------------- ---------------------------------
2003                       $228,957                         $19,195                             $120,458
------------------ -------------------------- ------------------------------------- ---------------------------------


         The Agreements were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreements (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on June 6, 2004. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor, including the Advisor's financial information and a copy of Advisor's Form ADV Part II. The Board also reviewed information related to the Advisor's written policies and procedures, including practices regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the Advisor that there are no pending material legal proceedings or securities enforcement proceedings against the Advisor or its personnel. In considering the Agreement, the Trustees primarily evaluated: (1) a description of the nature, quality and extent of the services provided by the Adviser; (2) the costs to the Adviser in providing these services; (3) an assessment of the profitability to the Adviser and the Advisor's reputation and experience; (4) statistical data concerning the performance of the Predecessor Fund, which was managed by the Advisor; (5) data concerning any ancillary benefits accruing to the Adviser; (6) the alternatives to the advisory fee structure; (7) a comparison of the advisory fee structure, performance, operating expenses and expense ratio with those of other applicable mutual funds; and (8) the Advisor's written agreement to cap each Fund's expenses.

         In approving the Advisory Agreements, the Trustees evaluated [add]

         As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of each Fund and its shareholders.

      The Advisor retains the right to use the name "IMS" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "IMS" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

      The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may, from time to time, purchase securities issued by banks that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Independent Trustees.

--------------------------------- ----------------------------- ----------------- ---------------------------
                                                                                   Number of Portfolios in
     Name, Age and Address         Position(s) Held with the     Length of Time   Fund Complex1 Overseen by
                                         Fund Complex1               Served                Trustee
--------------------------------- ----------------------------- ----------------- ---------------------------
--------------------------------- ----------------------------- ----------------- ---------------------------
Gary E. Hippenstiel                         Trustee             Since inception               32
431 N. Pennsylvania St.                                           of the Trust
Indianapolis, IN

Year of Birth:  1947
--------------------------------- ----------------------------- ----------------- ---------------------------
--------------------------------------------------------------- ---------------------------------------------
          Principal Occupations During Past 5 Years                 Other Directorships Held by Trustee
--------------------------------------------------------------- ---------------------------------------------
--------------------------------------------------------------- ---------------------------------------------
Director, Vice President and Chief Investment Officer of         Trustee, AmeriPrime Advisors Trust, July
Legacy Trust Company since 1992. President and Director of       2002 to present; Trustee, AmeriPrime Funds,
Heritage Trust Company from 1994-1996; Vice President and        since 1995; Trustee, CCMI Funds since 2003;
Manager of Investments of Kanaly Trust Company from 1988         Trustee, Access Variable Insurance Trust
to 1992.                                                         since 2003.
--------------------------------------------------------------- ---------------------------------------------
--------------------------------------------------------------- ---------------------------------------------
                                                                                   Number of Portfolios in
                                  Position(s) Held with the      Length of Time     Fund Complex1
 Name, Age and Address                Fund Complex1                Served           Overseen by Trustee
--------------------------------------------------------------- ---------------------------------------------
--------------------------------- ----------------------------- ----------------- ---------------------------
Stephen A. Little                           Trustee               Since inception               32
431 N. Pennsylvania St.                                            of the Trust
Indianapolis, IN 46204

Year of Birth:  1946
--------------------------------- ----------------------------- ----------------- ---------------------------
--------------------------------- ----------------------------- ----------------- ---------------------------
  Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
-------------------------------- ----------------------------- ----------------- ---------------------------
--------------------------------------------------------------- ---------------------------------------------
President and founder, The Rose, Inc., a registered             Trustee, AmeriPrime Advisors Trust, July
investment advisor, since April 1993.                           2002 to present; Trustee, AmeriPrime Funds,
                                                                since 1995; Trustee, CCMI Funds since 2003.
--------------------------------------------------------------- ---------------------------------------------
--------------------------------------------------------------- ---------------------------------------------
                                                                                   Number of Portfolios in
                                  Position(s) Held with the      Length of Time     Fund Complex1
 Name, Age and Address                Fund Complex1                Served           Overseen by Trustee
--------------------------------------------------------------- ---------------------------------------------
--------------------------------- ----------------------------- ----------------- ---------------------------
Daniel Condon                               Trustee               Since inception               32
431 N. Pennsylvania St.                                             of the Trust
Indianapolis, IN 46204

Year of Birth:  1950
--------------------------------- ----------------------------- ----------------- ---------------------------
--------------------------------- ----------------------------- ----------------- ---------------------------
 Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
--------------------------------- ----------------------------- ----------------- ---------------------------
--------------------------------------------------------------- ---------------------------------------------
Vice President and General Manager, International Crankshaft     Trustee, AmeriPrime Advisors Trust, July 2002
Inc., an automotive equipment manufacturing company, 1990 to     to present; Trustee, AmeriPrime Funds, since
present; Trustee, The Unified Funds, from 1994 to 2002;          1995; Trustee, CCMI Funds since 2003.
Trustee, Star Select Funds, a REIT mutual fund, from 1997
to 2000.
---------------------------------------------------------------------- --------------------------------------
--------------------------------------------------------------- ---------------------------------------------


(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.

The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing each Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of each Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds' independent auditors and the full Board of Trustees. The Audit Committee met four times for the year ended December 31, 2003.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

------------------------------- ------------------------------------- ----------------------- ----------------
                                                                                                 Number of
    Name, Age and Address          Position(s) Held with the Fund     Length of Time Served    Portfolios in
                                              Complex1                                         Fund Complex1
                                                                                                Overseen by
                                                                                                  Trustee
------------------------------- ------------------------------------- ----------------------- ----------------
------------------------------- ------------------------------------- ----------------------- ----------------
Timothy Ashburn(2)               Trustee, President, and Assistant    President since               32
431 N. Pennsylvania St.                      Secretary                inception of the
Indianapolis, IN 46204                                                Trust. Secretary from
                                                                      December 2002 to
                                                                      December 2003.
Year of Birth: 1950                                                   Assistant Secretary
                                                                      since December 2003.
------------------------------- ------------------------------------- ----------------------- ----------------
--------------------------------------------------------------------- ----------------------------------------
             Principal Occupations During Past 5 Years                  Other Directorships Held by Trustee
--------------------------------------------------------------------- ----------------------------------------
--------------------------------------------------------------------- ----------------------------------------
Employed by Unified Financial Services, Inc. since 1989.  Chairman    Trustee, CCMI Funds since 2003.
from 1989 to February 2004 and Chief Executive Officer from 1989 to
1992 and 1994 to April 2002; President of Unified Financial
Services from November 1997 to April 2000.

--------------------------------------------------------------------- ----------------------------------------
------------------------------- ------------------------------------- ----------------------- ----------------
                                                                                                 Number of
    Name, Age and Address          Position(s) Held with the Fund     Length of Time Served    Portfolios in
                                              Complex1                                         Fund Complex1
                                                                                                Overseen by
                                                                                                  Trustee
------------------------------- ------------------------------------- ----------------------- ----------------
------------------------------- ------------------------------------- ----------------------- ----------------
Ronald C. Tritschler(3)                       Trustee                   Since inception of          32
431 N. Pennsylvania St.                                                     the Trust
Indianapolis, IN 46204

Year of Birth:  1952
------------------------------- ------------------------------------- ----------------------- ----------------
--------------------------------------------------------------------- ----------------------------------------
             Principal Occupations During Past 5 Years                  Other Directorships Held by Trustee
--------------------------------------------------------------------- ----------------------------------------
--------------------------------------------------------------------- ----------------------------------------
Chief Executive Officer, Director and legal counsel of The Webb         Trustee, AmeriPrime Advisors Trust,
Companies, a national real estate company, from 2001                    July 2002 to present; Trustee,
to present; Executive Vice President and Director of The Webb           AmeriPrime Funds, since 1995; Trustee,
Companies from 1990 to 2000; Director, The Lexington Bank, from 1998    CCMI Funds since 2003.
to present; Director, Vice President and legal counsel for The Traxx
Companies, an owner and operator of convenience stores, from 1989 to present.
--------------------------------------------------------------------- ----------------------------------------
------------------------------- ------------------------------------- ----------------------- ----------------
                                                                                               Number of
    Name, Age and Address          Position(s) Held with the Fund     Length of Time Served    Portfolios in
                                              Complex1                                         Fund Complex1
                                                                                                Overseen by
                                                                                                  Trustee
------------------------------- ------------------------------------- ----------------------- ----------------
------------------------------- ------------------------------------- ----------------------- ----------------
Thomas G. Napurano                 Treasurer and Chief Financial        Since inception of          N/A
2424 Harrodsburg Road                         Officer                       the Trust
Lexington, KY  40503

Year of Birth:  1941
------------------------------- ------------------------------------- ----------------------- ----------------

-------------------------------------------------------------------------- -----------------------------------
                Principal Occupations During Past 5 Years                     Other Directorships Held by
                                                                                        Trustee
-------------------------------------------------------------------------- -----------------------------------
-------------------------------------------------------------------------- -----------------------------------
Chief Financial Officer and Executive Vice President of Unified                           N/A
Financial Services, Inc., the parent company of the Trust's administrator and distributor; member of the board of directors of Unified Financial
Services, Inc. from 1989 to March 2002; Chief Financial Officer of CCMI
Funds since July 2003.
-------------------------------------------------------------------------- -----------------------------------
--------------------------------- ---------------------------------------- ---------------------- ------------
                                                                                                 Number of
    Name, Age and Address          Position(s) Held with the Fund     Length of Time Served      Portfolios in
                                              Complex1                                           Fund Complex1
                                                                                                  Overseen by
                                                                                                     Trustee
--------------------------------- ---------------------------------------- ---------------------- ------------
--------------------------------- ---------------------------------------- ---------------------- ------------
Carol Highsmith                                  Secretary                 Secretary since             N/A
431 N. Pennsylvania St.                                                    December 2003.
Indianapolis, IN 46204                                                     Assistant Secretary
                                                                           from December 2002 to
Year of Birth:  1964                                                       December 2003.
--------------------------------- ---------------------------------------- ---------------------- ------------
-------------------------------------------------------------------------- -----------------------------------
                Principal Occupations During Past 5 Years                       Other Directorships Held
-------------------------------------------------------------------------- -----------------------------------
-------------------------------------------------------------------------- -----------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present);                       None
Assistant Secretary of the Trust since October 2002, and CCMI Funds since
August 2003.

-------------------------------------------------------------------------- -----------------------------------

(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.

(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent company of Unified Financial Services, Inc., the distributor of the Fund.

(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

         The following table provides information regarding shares of the Fund and the Fund Complex owned by each Trustee as of December 31, 2003.

-------------------------------------- ----------------------------------- -----------------------------------------
                                                                           Aggregate Dollar Range of Shares of All
                                                                                Funds Within the Fund Complex(1)
               Trustee                    Dollar Range of Fund Shares
-------------------------------------- ----------------------------------- -----------------------------------------
Gary E. Hippenstiel                                   None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Timothy L. Ashburn                                    None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Ronald Tritschler                                     None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Stephen Little                                        None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Daniel Condon                                         None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------

         (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.

         An estimate of the compensation to be paid to the Trustees of the Trust for the Funds' fiscal year ending June 30, 2005 is set forth in the following table. Trustee fees are Fund Complex expenses and each series, including each Fund, incurs its pro rata share of expenses based on the number of series in the Fund Complex.

====================================== ================== ======================== ================== ================
                                           Aggregate       Pension or Retirement   Estimated Annual        Total
                                         Compensation       Benefits Accrued As      Benefits Upon     Compensation
        Independent Trustees            from Each Fund     Part of Fund Expenses      Retirement      from Trust and
                                                                                                       Fund Complex1
-------------------------------------- ------------------ ------------------------ ------------------ ----------------
Gary E. Hippenstiel, Trustee                 $625                   $0                    $0              $20,000
-------------------------------------- ------------------ ------------------------ ------------------ ----------------
Stephen A. Little, Trustee                   $406                   $0                    $0              $13,000
-------------------------------------- ------------------ ------------------------ ------------------ ----------------
Daniel Condon, Trustee                       $406                   $0                    $0              $13,000
====================================== ================== ======================== ================== ================

                                          Aggregate       Pension or Retirement   Estimated Annual        Total
Non-Independent Trustees and Officers    Compensation       Benefits Accrued As      Benefits Upon     Compensation
                                        from Each Fund     Part of Fund Expenses      Retirement      from Trust and
                                                                                                       Fund Complex1
-------------------------------------- ------------------ ------------------------ ------------------ ----------------
Timothy L. Ashburn, Trustee,                  $0                    $0                    $0              $11,000
President and Assistant Secretary
-------------------------------------- ------------------ ------------------------ ------------------ ----------------
Ronald C. Tritschler, Trustee                $344                   $0                    $0              $11,000
-------------------------------------- ------------------ ------------------------ ------------------ ----------------
Thomas G. Napurano, CFO and Treasurer         $0                    $0                    $0              $10,000
-------------------------------------- ------------------ ------------------------ ------------------ ----------------
Carol J. Highsmith, Secretary                 $0                    $0                    $0              $2,000
====================================== ================== ======================== ================== ================

1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement. Due to research services provided by brokers, the Predecessor Fund to each of the Value Fund and the Strategic Allocation Fund directed to brokers $22,874,189 and $10,206,381, respectively, of brokerage transactions (on which commissions were $43,514 and $7,865, respectively) during the fiscal year ended June 30, 2003. The Predecessor Fund to the Strategic Income Fund directed to brokers $15,671,642 of brokerage transactions (on which commissions were $25,120) during the fiscal year ended August 31, 2003.

      Over-the-counter transactions may be placed with broker-dealers if the Advisor is able to obtain best execution (including commissions and price). Over-the-counter transactions may also be placed directly with principal market makers. Fixed income securities may be purchased through broker-dealers, provided best execution is available. Fixed income securities may be purchased directly from the issuer, an underwriter or a market maker. Purchases may include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

-------------------------------- ---------------------------- ---------------------------- ----------------------------
Brokerage Commissions Paid by      IMS Capital Value Fund      IMS Strategic Allocation     IMS Strategic Income Fund
the Predecessor Funds              (Fiscal Year End 6/30)                Fund                (Fiscal Year End 8/31)
                                                                (Fiscal Year End 6/30)
-------------------------------- ---------------------------- ---------------------------- ----------------------------
2001                                       $59,407                        N/A                          N/A
-------------------------------- ---------------------------- ---------------------------- ----------------------------
2002                                       $39,471                        N/A                          N/A
-------------------------------- ---------------------------- ---------------------------- ----------------------------
2003                                       $49,183                      $8,028                       $19,113
-------------------------------- ---------------------------- ---------------------------- ----------------------------

      The Trust, the Advisor, and the Funds' underwriter have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF NET ASSET VALUE

      The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

      Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

         An example of how each Fund calculated its net asset value per share as of the last date of its last fiscal year is as follows:


Value Fund:

                Net Assets        =    Net Asset Value Per Share
            --------------------
            Shares Outstanding

                $31,402,298       =  $14.05
                ---------------
                  2,235,136


Allocation Fund:

                 Net Assets       =    Net Asset Value Per Share
             ------------------
             Shares Outstanding

            $                     =  $
            ----------------------


Strategic Fund:

                 Net Assets       =     Net Asset Value Per Share
             ---------------------
              Shares Outstanding

             $                    =  $
             ---------------------


Status and Taxation of the FundS

         Each Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If a Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, each Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies)(the "Income Requirement");

o Diversify its investments in securities within certain statutory limits; and

o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         Each Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of June 30, 2003, the IMS Capital Value Fund had available for federal tax purposes a capital loss carryforward of $309,394 which will expire in 2010.

         Each Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because each Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from each Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. A Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses a Fund realizes in connection with the hedge. Each Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Coverdell Education Savings Accounts.

         The portion of the dividends each Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

          If you are a non-retirement plan holder, a Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, each Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting a Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.


INVESTMENT PERFORMANCE

        The Funds may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                   P(1+T)n=ERV

         Where:    P     =  a hypothetical $1,000 initial investment
                   T     =  average annual total return
                   n     =  number of years
                   ERV   =  ending redeemable value at the end of the applicable
                            period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                   P(1+T)n=ATVD

         Where:    P      =   a hypothetical $1,000 initial investment
                   T      =   average annual total return (after taxes on
                              distributions) n = number of years
                   ATVD       = ending value at the end of the applicable period
                              of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                     P(1+T)n=ATVDR

         Where:      P        =   a hypothetical $1,000 initial investment
                     T        =   average annual total return (after taxes on
                                  distributions and redemption)
                     n        =   number of years
                     ATVDR    =   ending value at the end of the applicable
                                  period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on funddistributions and redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         The following table provides information regarding the performance of the Predecessor Fund to each of the Value Fund and Strategic Allocation Fund for the periods ended June 30, 2003, and for the Strategic Income Fund for the period ended August 31, 2003.

--------------------------------------------------------------------------------------------------------------------

                             IMS CAPITAL VALUE FUND
--------------------------------------------------------------------------------------------------------------------
                                                                         1 Year               Since Inception1
                                                                         ------               ---------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return                                              18.28%                    10.77%
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions                 18.08%                     9.36%
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                              11.11%                     8.54%
--------------------------------------------------------------- ------------------------- --------------------------


--------------------------------------------------------------------------------------------------------------------

                          IMS STRATEGIC ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------
                                                                         1 Year               Since Inception2
                                                                         ------               ---------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return                                               N/A                       5.60%
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions                  N/A                       5.60%

--------------------------------------------------------------- ------------------------- --------------------------

                                       21


Average Annual Total Return After Taxes on Distributions and
Redemptions                                                               N/A                       4.48%
--------------------------------------------------------------- ------------------------- --------------------------


--------------------------------------------------------------------------------------------------------------------

                            IMS STRATEGIC INCOME FUND
--------------------------------------------------------------------------------------------------------------------
                                                                         1 Year               Since Inception3
                                                                         ------               ---------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return                                               N/A                      16.31%
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions                  N/A                      14.21%
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                               N/A                      11.98%
--------------------------------------------------------------- ------------------------- --------------------------


1 Inception of the Predecessor Fund, August 5, 1996.
2 Inception of the Predecessor Fund, November 5, 2002.
3 Inception of the Predecessor Fund, November 5, 2002.

         The Funds may also advertise performance information (a "non-standardized quotation"), which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

         Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with a Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Fund may use the S&P 500 Index or the Russell 2000 Index.

      In addition, the performance of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of each Fund's investments. The custodian acts as the Funds' depository, safekeeps each Fund's portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund's request and maintains records in connection with its duties.

FUND SERVICES

      Unified Fund Services, Inc., 431 N. Pennsylvania St., Indianapolis, IN 46204 ("Unified"), acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund) for these transfer agency services. For the fiscal years ended June 30, 2003, 2002 and 2001, Unified received $22,673, $34,559 and $15,563 from the Predecessor Fund to the Value Fund for these transfer agent services. For the period November 5, 2002 (inception of the Predecessor Fund) through June 30, 2003, Unified earned $10,168 from the Predecessor Fund to the Strategic Allocation Fund. For the period November 5, 2002 (inception of the Predecessor Fund) through August 31, 2003, Unified earned $11,522 from the Predecessor Fund to the Strategic Income Fund.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Funds equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, and 0.03% of each Fund's assets from $100 million to $150 million and 0.02% over $150 million (subject to various monthly minimum fees, the maximum being $1,666 per month). For the fiscal years ended June 30, 2003, 2002 and 2001 Unified received $21,699, $19,200 and $19,445 from the Predecessor Fund to the Value Fund for these fund accounting services. For the period November 5, 2002 (inception of the Predecessor Fund) through June 30, 2003, Unified earned $6,327 from the Predecessor Fund to the Strategic Allocation Fund. For the period November 5, 2002 (inception of the Predecessor Fund) through June 30, 2003, Unified earned $13,800 from the Predecessor Fund to the Strategic Income Fund.

      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Funds equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.05% of each Fund's assets from $100 million to $150 million and 0.03% over $150 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended June 30, 2003, 2002, and 2001, Unified received $24,657, $27,133, and $15,759, respectively, from the Predecessor Fund to the Value Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc.

which merged with Unified on that date). For the period November 5, 2002 (inception of the Predecessor Fund) through June 30, 2003, Unified earned $5,856 from the Predecessor Fund to the Strategic Allocation Fund. For the period November 5, 2002 (inception of the Predecessor Fund) through June 30, 2003, Unified earned $11,250 from the Predecessor Fund to the Strategic Income Fund.

ACCOUNTANTS


         The firm of Cohen McCurdy, Ltd., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds for the fiscal year ending June 30, 2005. Cohen McCurdy, Ltd. performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.



DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. A Trustee and certain officers of the Trust are officers and employees of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

PROXY VOTING POLICIES

         The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund's shareholders, and those of the Advisor or an affiliated person of the Advisor. In such a case, the Trust's policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.

         The Advisor's policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Advisor's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Advisor has adopted guidelines describing the Advisor's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

o electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

o approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

o providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

o corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

o shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Advisor generally considers to have a negative impact on shareholder value.

FINANCIAL STATEMENTS

      The financial statements of each Predecessor Fund and the independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Value Fund's and the Strategic Allocation Fund's Annual Report to Shareholders for the period ended June 30, 2003 and for the Strategic Income Fund's Annual Report to Shareholders for the period ended August 31, 2003. The Trust will provide each Fund's Annual Report without charge by calling the Fund at (800)-934-5550.




                                             PART C. OTHER INFORMATION

Item 23. Exhibits


(1)               (a)      Financial Statements included in Part A:
                           Financial Highlights Tables for the Predecessor Fund to each of the IMS Capital Value Fund, IMS Strategic
                           Allocation Fund and IMS Strategic Income Fund.

                  (b) Financial Statements included in Part B: Audited Financial Statements for each Predecessor Fund, dated as of the end of the most current fiscal year.

(2)               (a)      Agreement and Declaration of Trust as filed with
                           the State of Ohio on October 17, 2002 - Filed with
                           Registrant's initial registration statement on Form
                           N-1A dated October 21, 2002 and incorporated herein by reference.

                  (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

                  (c) Instruments Defining Rights of Security Holders - None.

                  (d) Investment Advisory Contracts.

                           1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                           2. Copy of Registrant's Management Agreement with Auxier Asset Management with regard to the Auxier Focus Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                           3. Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                           4. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                           5. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                           6. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated December 31,
                                    2002 and incorporated herein by reference.

                           7. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                           8. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                           9. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Bond Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                          10. Copy of Registrant's Management Agreement with Bates Total Asset Management, Inc. with regard to the RiverGuide Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                          11. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

                          12. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Large Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                          13. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                          14. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Small Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                          15. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.


                          16. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. approved ___________, 2004 - To be filed.


                  (e)      (1)      Underwriting Contracts. Copy of
                                    Registrant's Distribution Agreement with
                                    Unified Financial Securities, Inc., dated
                                    December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated
                                    December 31, 2002 and incorporated herein by reference.

                           (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.


                           (5) Underwriting Contracts. Copy of Distribution Agreement among Registrant, IMS Capital Management, Inc. and Unified Financial Securities, Inc., approved _________, 2004 - To be filed.


                  (f)               Bonus or Profit Sharing Contracts - None.

                  (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                  (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                  (i) Legal Opinion and Consent - Opinion of Thompson Coburn LLP - To be filed.

                  (j) Other Opinions - Consents of McCurdy & Associates CPA's, Inc., dated _____ __, 2004, in connection with use of the audited financial statements for the Predecessor Fund to each of the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund - To be filed.

                  (k)               Omitted Financial Statements - None.

                  (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                  (m)    (1)        Copy of Rule 12b-1 Distribution Plan for
                                    the ACM Convertible Securities Fund - Filed with Registrant's registration statement on
                                    Form N-1A dated December 31, 2002 and
                                    incorporated herein by reference.

                         (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                         (3) Copy of Distribution Coordination Agreement for each of the Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated September 12,
                                    2003 and incorporated herein by reference.

                         (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                  (n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                  (o)               Reserved.

                  (p) (1) Code of Ethics - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                           (2)      Code of Ethics for Senior Executive Officers
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated October 31,
                                    2003 and incorporated herein by reference.

                  (q)      (1)      Registrant's Revised Proxy Voting Policy
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated October 31,
                                    2003 and incorporated herein by reference.

                           (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (4) Proxy Voting Policy adopted by Auxier Asset Management LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (5) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                           (6) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                           (7) Proxy Voting Policy and Procedures adopted by GLOBALT, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                           (8) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                           (9) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

                           (10) Proxy Voting Policy and Procedures adopted by Bates Total Asset Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated March 31, 2004 and incorporated herein by reference.

                           (11) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.


                           (12) Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds - To be filed.


Item 24. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 25. Indemnification

                  Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

                  Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 26. Business and Other Connections of the Investment Advisers

                1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard
                           B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

                2. Auxier Asset Management ("Auxier") serves as the investment adviser for the Auxier Focus Fund, a series of the Trust. Mr. James J. Auxier serves as President and Chief Executive Officer of Auxier and Ms. Shauna C. Tweedy as Chief Financial Officer. Further information about Auxier and its officers can be obtained from the Form ADV Part I filed via IARD.

                3. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

                4. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

                5. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

                6. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

                7. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund, the StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I filed via the IARD.

                8. Bates Total Asset Management, Inc. ("BTAM") serves as the investment adviser for the RiverGuide Fund, a series of the Trust. Mr. Brent L. Bates serves as President of BTAM. Further information about BTAM and Mr. Bates can be obtained from the Form ADV Part I filed via the IARD.

                9. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund, a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IARD.

               10. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

               11. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I filed via the IARD.


               12. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I filed via the IARD.


Item 27. Principal Underwriters

                Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust


                         (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Julius Baer Investment Funds, Lindbergh Funds, Milestone Funds, Runkel Funds, Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.


                         (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust

                  Thomas G. Napurano               CFO and Exec. Vice President      CFO and Treasurer


                  Stephen D. Highsmith, Jr.        Director, President, CEO and      None

                                                   Secretary


                  Lynn Wood                        Chairman of the Board             None


                  Mark C. Lewis                    Vice President                    None


                  Karyn E. Cunningham              Controller                        None



                           (c) Not applicable.


Item 28. Location of Accounts and Records

                  Unified Fund Services, Inc.
                   431 N. Pennsylvania  Street
                   Indianapolis, IN 46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Auxier Asset Management
                  8050 SW Warm Springs St., Suite 130
                  Tualatin, OR 97062

                  Bates Total Asset Management, Inc.
                  401 Junction Highway
                  Kerrville, Texas 78028

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                   Newtown Square, PA  19073

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339


                  IMS Capital Management, Inc.
                  8995 S.E. Otty Road
                  Portland, Oregon 97266


                  Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 29. Management Services

                  None.

Item 30. Undertakings

                  Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with
                  Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

                  Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on June 21, 2004.

                                                          UNIFIED SERIES TRUST


                                                          /s/ Carol J. Highsmith
                                                          ----------------------
                                                         Carol J. Highsmith,
                                                           Secretary

Attest:

/s/      Thomas G. Napurano
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                         Title              Date

/s/                                               Trustee         June   , 2004
------------------------------------
 Timothy L. Ashburn

/s/      Carol J. Highsmith*                      Trustee         June 22, 2004
------------------------------------
 Daniel Condon

/s/      Carol J. Highsmith*                      Trustee         June 22, 2004
------------------------------------
 Gary E. Hippenstiel

/s/      Carol J. Highsmith*                      Trustee         June 22, 2004
-------------------------------------
 Stephen Little

/s/      Carol J. Highsmith*                      Trustee         June 22, 2004
------------------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated December 18, 2002 as filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number             Description